RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2015
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

        The Group had the following balances and transaction with related parties:

        Balances:

	As of February 28, 2014	As of February 28, 2015
Amounts due from related parties—current(i)	—	$159,502
Amounts due from related parties—non-current(i)	—	$319,005
Amounts due to related parties—current(ii)	—	$22,077

        Transactions:

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Services fees(iii)	—	—	$37,819
(i)	The amounts due from related parties represent loans to two equity method investees.
(ii)	The amounts due to related parties are in connection with services provided by an equity method investee.
(iii)	The amounts of services fees mainly represent amount in connection with services provided by two equity method investees.